Quarterly Report
July 31, 2019
MFS®  Municipal Limited
Maturity Fund

Portfolio of Investments
7/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 96.5%
Alabama - 3.0%
Alabama Building Renovation Finance Authority Rev., 4%, 9/01/2019	$1,615,000	$1,618,795
Alabama Public School & College Authority Rev., “B”, 5%, 1/01/2023	14,390,000	16,254,656
Auburn University, General Fee Rev., “A”, 5%, 6/01/2021	2,170,000	2,323,332
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A”, 4%, 12/01/2048 (Put Date 12/01/2023)	3,750,000	4,066,313
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A-1”, 4%, 12/01/2049 (Put Date 12/01/2025)	5,000,000	5,586,000
Black Belt Energy Gas District, AL, Gas Prepay Rev., “B-1”, FLR, 2.51% (67% of LIBOR - 1mo. + 0.9%), 12/01/2048 (Put Date 12/01/2023)	11,480,000	11,326,972
Houston County, AL, Health Care Authority (Southeast Alabama Medical Center), “A”, 5%, 10/01/2025	1,165,000	1,367,815
Phenix City, AL, Water & Sewer Rev., “A”, BAM, 5%, 8/15/2025	2,225,000	2,589,922
Southeast Alabama Gas Supply District Rev. (Project No. 1), “A”, 4%, 4/01/2049	9,880,000	10,756,158
Southeast Alabama Gas Supply District Rev. (Project No. 2), “A”, 4%, 6/01/2049 (Put Date 6/01/2024)	10,000,000	10,922,300
		$66,812,263
Alaska - 0.3%
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2021	$1,400,000	$1,448,090
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2022	1,200,000	1,267,800
Valdez, AK, Marine Terminal Rev. (BP Pipelines Project), “B”, 5%, 1/01/2021	4,000,000	4,204,320
		$6,920,210
Arizona - 2.1%
Arizona Health Facilities Authority Rev. (Phoenix Children's Hospital), “A-1”, FLR, 3.25% (MUNIPSA + 1.85%), 2/01/2048 (Put Date 2/05/2020)	$3,000,000	$3,000,870
Arizona Industrial Development Authority, Senior Living Rev. (Great Lakes Senior Living Facilities LLC, First Tier), “A”, 5%, 1/01/2029	895,000	1,084,785
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 2.715%, 12/01/2037	5,150,000	5,370,162
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 5%, 6/01/2049 (Put Date 6/03/2024)	7,500,000	8,684,025
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2024	1,300,000	1,508,936
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2025	1,400,000	1,657,558
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	1,200,000	1,445,412
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	1,120,000	1,370,342
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	1,100,000	1,108,932
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2028	945,000	1,090,256
Phoenix, AZ, Civic Improvement Corp., Water System Rev., FGIC, 5.5%, 7/01/2021	1,260,000	1,364,945
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 3%, 7/01/2020	250,000	250,512
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 4%, 7/01/2025	1,240,000	1,305,336
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 2.95%, 7/01/2026	2,790,000	2,829,367
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 3%, 7/01/2020	150,000	150,051
Phoenix, AZ, Industrial Development Authority, Arizona Student Housing Rev. (Downtown Student Housing LLC), “A”, 5%, 7/01/2023	150,000	166,985
Phoenix, AZ, Industrial Development Authority, Arizona Student Housing Rev. (Downtown Student Housing LLC), “A”, 5%, 7/01/2024	400,000	454,544
Phoenix, AZ, Industrial Development Authority, Arizona Student Housing Rev. (Downtown Student Housing LLC), “A”, 5%, 7/01/2026	250,000	294,025
Phoenix, AZ, Industrial Development Authority, Arizona Student Housing Rev. (Downtown Student Housing LLC), “A”, 5%, 7/01/2027	600,000	716,142
Phoenix, AZ, Industrial Development Authority, Arizona Student Housing Rev. (Downtown Student Housing LLC), “A”, 5%, 7/01/2028	150,000	181,617
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), “A”, 4%, 9/01/2029	1,950,000	2,061,228
State of Arizona, COP, “A”, 5%, 10/01/2028	7,000,000	8,971,830

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), “A-2”, 2.2%, 3/01/2028 (Put Date 6/03/2024)	$1,200,000	$1,225,152
		$46,293,012
Arkansas - 0.7%
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “B”, 5%, 2/01/2020	$355,000	$361,330
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “B”, 5%, 2/01/2021	465,000	488,724
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “B”, 5%, 2/01/2022	380,000	412,133
Arkansas Four-Lane Highway Construction & Improvement Rev., 5%, 6/15/2021	5,000,000	5,363,650
Conway, AR, Health Facilities Board, Hospital Improvement Rev. (Conway Regional Medical Center), “A”, 5%, 8/01/2024	530,000	598,004
Fayetteville, AR, Sales and Use Tax, Capital Improvement Rev., “A”, 5%, 11/01/2025	1,000,000	1,216,620
Fayetteville, AR, Sales and Use Tax, Capital Improvement Rev., “A”, 5%, 11/01/2026	1,900,000	2,360,009
Independence County, AR, Pollution Control Rev. (Entergy Arkansas, Inc. Project), 2.375%, 1/01/2021	3,250,000	3,293,290
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2022	300,000	334,617
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2023	1,665,000	1,909,189
		$16,337,566
California - 4.0%
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/2020	$1,250,000	$1,283,325
California Educational Facilities Authority Rev. (University of San Francisco), ETM, 5%, 10/01/2021	245,000	266,144
California Educational Facilities Authority Rev., Unrefunded Balance (University of San Francisco), 5%, 10/01/2021	255,000	277,295
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “C”, 5%, 7/01/2043 (Put Date 10/15/2019)	2,750,000	2,771,890
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “D”, 5%, 7/01/2043 (Put Date 10/15/2020)	2,400,000	2,512,968
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5%, 11/01/2025	1,130,000	1,335,276
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5%, 11/01/2026	1,000,000	1,199,090
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A”, 1.9%, 8/01/2023 (Put Date 11/01/2019)	4,710,000	4,710,000
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 2.5%, 11/01/2038 (Put Date 5/01/2024)	1,365,000	1,418,221
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A-1”, 3.375%, 7/01/2025	5,000,000	5,455,950
California School Finance Authority, Charter School Rev. (Aspire Public Schools), 5%, 8/01/2024	350,000	401,863
California School Finance Authority, Charter School Rev. (Aspire Public Schools), 5%, 8/01/2025	365,000	427,243
California School Finance Authority, Charter School Rev. (Aspire Public Schools), 5%, 8/01/2026	300,000	348,906
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2021	750,000	783,098
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2022	1,120,000	1,192,520
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2023	1,245,000	1,348,111
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 3%, 11/01/2022	260,000	263,848
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 3.5%, 11/01/2027	1,335,000	1,420,600
Elk Grove, CA, Finance Authority Special Tax Rev., 5%, 9/01/2022	450,000	501,638
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 3.5%, 6/01/2036	1,430,000	1,448,647
Jurupa, CA, Public Financing Authority, Special Tax Rev., “A”, 5%, 9/01/2019	475,000	476,534
Jurupa, CA, Public Financing Authority, Special Tax Rev., “A”, 5%, 9/01/2020	550,000	573,766
La Verne, CA, Brethren Hillcrest Homes, COP, 5%, 5/15/2021	310,000	326,901
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Rev., “A”, 5.25%, 11/15/2020	930,000	976,900
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev., “D”, AGM, 5%, 9/01/2022	1,865,000	2,084,417
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev., “D”, AGM, 5%, 9/01/2023	1,865,000	2,150,196
Los Angeles County, CA, Sanitation Districts Financing Authority Rev. (Capital Projects), “A”, 5%, 10/01/2020	5,000,000	5,238,550
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “B”, 5%, 5/15/2026	1,350,000	1,653,156
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2021	750,000	804,698
Sacramento, CA, City Financing Authority, Special Tax Rev. (Westlake and Regency Park), “A”, AGM, 4%, 9/01/2019	1,300,000	1,303,159
Sacramento, CA, Municipal Utility District, “X”, 5%, 8/15/2020	1,750,000	1,824,007
San Bernardino, CA, City Unified School District, “A”, AGM, 5%, 8/01/2020	750,000	779,468
San Bernardino, CA, City Unified School District, “A”, AGM, 5%, 8/01/2021	1,200,000	1,295,424
San Bernardino, CA, City Unified School District, “A”, AGM, 5%, 8/01/2023	1,100,000	1,268,707
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2020	500,000	516,980

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
San Diego, CA, Association of Governments Capital Grant Receipts Rev. (Mid-Coast Corridor Transit Project), 1.8%, 11/15/2027	$3,535,000	$3,559,745
San Francisco, CA, City & County Airports Commission, International Airport Rev. (SFO Fuel Company LLC), “A”, 5%, 1/01/2027	2,205,000	2,700,640
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 5/01/2025 (Prerefunded 5/03/2021)	285,000	305,272
San Francisco, CA, City & County Airports Commission, International Airport Rev., Unrefunded Balance, “D”, 5%, 5/01/2025	715,000	763,420
San Pablo, CA, Redevelopment Agency Rev., “A”, 5%, 6/15/2020	1,000,000	1,033,550
San Ramon CA, Public Financing Authority, Capital Appreciation, “A”, AAC, 0%, 2/01/2026	1,690,000	1,465,838
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, 5%, 9/01/2019	625,000	627,031
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, 5%, 9/01/2020	985,000	1,027,887
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, 5%, 9/01/2021	1,350,000	1,460,052
State of California, 5%, 8/01/2026	3,490,000	4,363,372
State of California, 5%, 8/01/2027	5,750,000	6,890,282
State of California, “B”, FLR, 2.439% (70% of LIBOR - 1mo. + 0.76%), 12/01/2031 (Put Date 12/01/2021)	5,000,000	5,046,500
State of California, Various Purpose General Obligation Refunding, 5%, 4/01/2031	1,820,000	2,450,612
State of California, Various Purpose General Obligation Refunding, 5%, 4/01/2031	3,500,000	4,539,570
Sweetwater, CA, Union High School District, 5%, 8/01/2031	1,665,000	1,945,935
		$88,819,202
Colorado - 1.1%
Colorado Educational & Cultural Facilities Authority Rev. (Colorado Springs Charter Academy Project), 5.25%, 7/01/2028	$1,855,000	$1,908,034
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 3.25%, 7/15/2022	900,000	919,881
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School Building Corp.), 5%, 6/01/2029	515,000	565,161
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School, Inc. K-8 Facility Project), 4%, 6/01/2020	310,000	315,797
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School, Inc. K-8 Facility Project), 4%, 6/01/2022	545,000	578,545
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 4%, 4/01/2023	130,000	136,252
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/2021	1,160,000	1,251,141
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/2022	1,750,000	1,942,868
Colorado Health Facilities Authority Rev., Improvement Bonds (Valley View Hospital Association Project), 2.8%, 5/15/2042 (Put Date 5/15/2023)	4,805,000	4,993,788
Denver, CO, City & County Airport Systems Rev., “B”, 5%, 11/15/2019	445,000	449,908
Denver, CO, City & County Excise Tax Rev., “A”, ASSD GTY, 6%, 9/01/2021 (Prerefunded 9/01/2019)	1,500,000	1,505,955
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2024	1,500,000	1,724,565
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2025	2,000,000	2,349,580
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, 5%, 12/01/2021	1,640,000	1,769,642
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, 5%, 12/01/2023	1,000,000	1,140,790
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2025	500,000	599,000
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2026	1,300,000	1,587,716
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2027	1,270,000	1,544,701
		$25,283,324
Connecticut - 2.0%
Connecticut Health & Educational Facilities Authority Rev. (Connecticut State University), “N”, 5%, 11/01/2024	$1,930,000	$2,206,260
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2023	2,800,000	3,043,180
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2024	1,840,000	2,024,865
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2020	1,830,000	1,917,437
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2021	3,775,000	4,099,801
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2023	3,000,000	3,476,370
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2024	5,600,000	6,679,736
New Haven, CT, General Obligation, “B”, BAM, 5%, 8/01/2027	3,520,000	4,269,197
State of Connecticut, “A”, 5%, 9/01/2023	2,005,000	2,297,790
State of Connecticut, “D”, BAM, 4%, 8/15/2030	11,250,000	12,659,513
University of Connecticut, General Obligation, “A”, BAM, 5%, 1/15/2028	1,720,000	2,102,339
		$44,776,488

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Delaware - 0.0%
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 4%, 9/01/2024	$215,000	$226,509
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 2.8%, 9/01/2026	380,000	389,067
		$615,576
District of Columbia - 0.3%
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), 4.5%, 1/01/2025	$40,000	$40,101
District of Columbia University Rev. (Georgetown University), 5%, 4/01/2026	1,045,000	1,275,663
District of Columbia, Housing Finance Agency, Multi-Family Development Program, “B-1”, FHA, 2.55%, 9/01/2023 (Put Date 3/01/2022)	5,000,000	5,130,200
		$6,445,964
Florida - 1.9%
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 3.375%, 5/01/2021	$1,005,000	$1,037,542
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 3.6%, 5/01/2022	1,040,000	1,090,523
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 3.75%, 5/01/2023	1,080,000	1,156,939
Broward County, FL, School Board, COP, “A”, AGM, 5%, 7/01/2028	4,505,000	5,339,867
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2020	370,000	380,734
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2024	535,000	613,998
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2025	615,000	720,509
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/2020	1,435,000	1,480,633
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 4/01/2021	1,300,000	1,379,339
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 4/01/2022	600,000	655,152
Florida Municipal Power Agency Rev. (St. Lucie Project), “A”, 5%, 10/01/2019	2,365,000	2,379,852
Florida Municipal Power Agency Rev. (St. Lucie Project), “A”, 5%, 10/01/2020	1,330,000	1,389,172
Lee Memorial Health System, FL, Hospital Rev., “A-2”, 5%, 4/01/2033 (Put Date 4/01/2026)	5,135,000	6,080,148
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2020	300,000	313,701
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2021	200,000	216,080
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2024	400,000	469,764
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/2019	1,875,000	1,886,850
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5%, 9/15/2024	380,000	411,916
Miami-Dade County, FL, Seaport Rev., “B”, 5%, 10/01/2023	1,500,000	1,690,095
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 5%, 8/01/2020	1,730,000	1,786,571
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 5%, 8/01/2021	1,825,000	1,940,979
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 5%, 8/01/2022	1,810,000	1,977,534
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (BRRH Corp. Obligated Group), 5%, 12/01/2020	600,000	628,200
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (BRRH Corp. Obligated Group), 5%, 12/01/2021	1,200,000	1,302,072
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “B-2”, 2.7%, 1/01/2022	1,100,000	1,100,286
Tampa, FL, Solid Waste System Rev., 5%, 10/01/2020	3,000,000	3,125,610
Tampa, FL, Solid Waste System Rev., 5%, 10/01/2021	1,000,000	1,075,990
		$41,630,056
Georgia - 4.1%
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/2020	$400,000	$406,488
Atlanta, GA, Water & Wastewater Rev., “B”, 5%, 11/01/2025	1,000,000	1,225,890
Bartow County, GA, Development Authority Pollution Control Rev. (Georgia Power Plant Bowen Project), 2.05%, 9/01/2029 (Put Date 11/19/2021)	4,135,000	4,163,449
Brookhaven, GA, Development Authority Rev. (Children's Healthcare of Atlanta, Inc.), “A”, 5%, 7/01/2026	1,250,000	1,539,225
Brookhaven, GA, Development Authority Rev. (Children's Healthcare of Atlanta, Inc.), “A”, 5%, 7/01/2027	1,550,000	1,941,902
Brookhaven, GA, Development Authority Rev. (Children's Healthcare of Atlanta, Inc.), “A”, 5%, 7/01/2028	1,665,000	2,117,913
Brookhaven, GA, Development Authority Rev. (Children's Healthcare of Atlanta, Inc.), “A”, 5%, 7/01/2029	1,680,000	2,173,786
Brookhaven, GA, Development Authority Rev. (Children's Healthcare of Atlanta, Inc.), “A”, 5%, 7/01/2030	1,250,000	1,606,675
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Company Plant Vogtle Project), 2.25%, 10/01/2032 (Put Date 5/25/2023)	2,885,000	2,937,218
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Company Plant Vogtle Project), 1.85%, 12/01/2049 (Put Date 8/22/2019)	7,500,000	7,501,425

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Company Plant Vogtle Project), 2.925%, 11/01/2053 (Put Date 3/12/2024)	$5,000,000	$5,223,350
DeKalb County, GA, Water & Sewer Rev., “A”, 5%, 10/01/2021	1,000,000	1,083,140
Fulton County, GA, Development Authority Rev. (Georgia Tech Athletic Association), “A”, 5%, 10/01/2019	5,000,000	5,031,000
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/2021	5,030,000	5,308,058
Gainesville, GA, Hall County Hospital Authority (Northeast Georgia Health System, Inc.), “B”, FLR, 2.35% (MUNIPSA + 0.95%), 8/15/2035 (Put Date 2/18/2020)	2,500,000	2,500,400
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 5/15/2020	500,000	513,415
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 5/15/2021	700,000	740,880
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/2022	8,670,000	9,423,683
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, 4%, 8/01/2048	8,815,000	9,661,064
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, FLR, 2.36% (67% of LIBOR - 1mo. + 0.75%), 4/01/2048 (Put Date 9/01/2023)	10,000,000	9,983,000
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 4%, 8/01/2049 (Put Date 12/02/2024)	3,610,000	4,034,355
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), “Q”, 5%, 10/01/2021	1,750,000	1,888,058
Glynn-Brunswick Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 5%, 8/01/2023	1,750,000	1,979,495
Monroe County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Scherer Project), 2.25%, 7/01/2025	5,500,000	5,602,960
Monroe County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Scherer Project), 2.05%, 7/01/2049 (Put Date 11/19/2021)	2,750,000	2,768,920
		$91,355,749
Guam - 0.4%
Guam Education Financing Foundation, Refunding, COP (Guam Public School Facilities Project), “A”, 5%, 10/01/2020	$1,500,000	$1,548,990
Guam Education Financing Foundation, Refunding, COP (Guam Public School Facilities Project), “A”, 5%, 10/01/2021	2,425,000	2,569,215
Guam Government Business Privilege Tax Rev., “A”, 5%, 1/01/2027	3,185,000	3,374,698
Guam Port Authority Rev., “B”, 5%, 7/01/2023	500,000	557,815
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2021	1,500,000	1,613,655
		$9,664,373
Hawaii - 0.4%
City & County of Honolulu, HI, General Obligation, “A”, 5%, 9/01/2027	$2,015,000	$2,558,607
State of Hawaii, “FH”, 5%, 10/01/2025	5,000,000	6,103,950
		$8,662,557
Idaho - 0.2%
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “A”, 5%, 3/01/2026	$2,000,000	$2,412,120
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “A”, 5%, 3/01/2027	2,100,000	2,581,614
		$4,993,734
Illinois - 11.0%
Bolingbrook, IL, Special Service Areas Taxes, AGM, 4%, 3/01/2025	$1,500,000	$1,672,650
Bolingbrook, IL, Special Service Areas Taxes, AGM, 4%, 3/01/2027	1,500,000	1,699,260
Chicago, IL, “A”, 5%, 1/01/2022	1,000,000	1,058,900
Chicago, IL, “A”, 5%, 1/01/2028	5,000,000	5,742,150
Chicago, IL, “A”, 5%, 1/01/2029	3,000,000	3,475,710
Chicago, IL, “A”, 5%, 1/01/2031	2,000,000	2,294,060
Chicago, IL, “A”, AGM, 5%, 1/01/2027	145,000	145,413
Chicago, IL, “A”, AGM, 5%, 1/01/2028 (Prerefunded 1/01/2020)	3,430,000	3,489,579
Chicago, IL, Board of Education (School Reform), “A”, NATL, 5.25%, 12/01/2023	3,875,000	4,281,177
Chicago, IL, Board of Education (School Reform), “A”, NATL, 5.25%, 12/01/2023	5,425,000	5,993,648
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2022	785,000	724,351
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2023	675,000	606,670
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2028	4,435,000	3,376,055
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2019	550,000	545,831
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2022	360,000	332,186
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2023	8,170,000	7,342,951
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2026	1,925,000	1,569,202

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AAC, 5.5%, 12/01/2019	$200,000	$202,420
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2025	2,500,000	2,916,525
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2026	1,500,000	1,777,575
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2027	2,750,000	3,306,930
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2028	2,250,000	2,741,535
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “C”, 5%, 12/01/2027	3,000,000	3,448,770
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “C”, AGM, 5%, 12/01/2027	10,000,000	12,025,200
Chicago, IL, City Colleges of Chicago Capital Improvement Project, Capital Appreciation, NATL, 0%, 1/01/2026	6,640,000	5,567,574
Chicago, IL, Metropolitan Pier & Exposition Authority, State Tax Rev., Capital Appreciation, “A”, NATL, 0%, 6/15/2024	7,075,000	6,345,992
Chicago, IL, Metropolitan Pier & Exposition Authority, State Tax Rev., Capital Appreciation, “A”, NATL, 0%, 12/15/2026	1,275,000	1,060,112
Chicago, IL, Midway Airport Rev., Second Lien, “A”, 5.5%, 1/01/2030	3,060,000	3,447,274
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2023	820,000	916,604
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2025	5,000,000	5,875,550
Chicago, IL, Tax Increment Rev. (Pilsen Development Project), “A”, 5%, 6/01/2021	3,375,000	3,575,036
Chicago, IL, Tax Increment Rev. (Pilsen Development Project), “A”, 5%, 6/01/2022	4,250,000	4,631,055
Chicago, IL, Transit Authority Refunding Rev., 5%, 6/01/2026	2,500,000	2,990,725
Chicago, IL, Wastewater Transmission Rev., Second Lien, “A”, AGM, 5%, 1/01/2027	1,500,000	1,809,375
Chicago, IL, Wastewater Transmission Rev., Second Lien, “B”, AGM, 5%, 1/01/2027	2,000,000	2,412,500
Chicago, IL, Water Rev., AGM, 5%, 11/01/2027	4,160,000	5,010,886
Chicago, IL, Water Rev., Second Lien, AGM, 5%, 11/01/2028	1,400,000	1,680,070
City of Country Club Hills, Cook County, IL, Refunding, BAM, 4%, 12/01/2024	1,180,000	1,289,775
City of Country Club Hills, Cook County, IL, Refunding, BAM, 4%, 12/01/2025	1,230,000	1,358,720
Cook County, IL, General Obligation Refunding, 5%, 11/15/2020	700,000	730,527
Cook County, IL, General Obligation Refunding, 5%, 11/15/2021	600,000	643,914
Cook County, IL, General Obligation Refunding, “C”, AGM, 5%, 11/15/2025	10,000,000	11,072,000
Cook County, IL, School District No. 111, General Obligation, AGM, 4%, 12/01/2029	550,000	606,815
Cook County, IL, School District No. 111, General Obligation, BAM, 5%, 12/01/2029	935,000	1,127,610
Cook County, IL, School District No. 111, General Obligation, BAM, 5%, 12/01/2030	1,040,000	1,243,746
Granite City, IL, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 2.2%, 5/01/2027 (Put Date 5/01/2020)	2,475,000	2,489,652
Illinois Educational Facilities Authority Rev. (University of Chicago), “B”, 1.875%, 7/01/2025 (Put Date 2/13/2020)	6,750,000	6,773,625
Illinois Finance Authority Rev. (DePaul University), ETM, 5%, 10/01/2020	5,000	5,221
Illinois Finance Authority Rev. (DePaul University), Unrefunded Balance, 5%, 10/01/2020	3,330,000	3,471,791
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2023	400,000	442,188
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2024	350,000	396,960
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2025	825,000	957,388
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4%, 5/15/2023	735,000	763,768
Illinois Finance Authority Rev. (Presbyterian Homes Obligated Group), “B”, FLR, 3.032% (70% of LIBOR - 1mo. + 1.35%), 5/01/2036 (Put Date 5/01/2021)	700,000	702,086
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2023	3,900,000	4,406,883
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.75%, 8/15/2021 (Prerefunded 8/15/2019)	645,000	646,296
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “C”, 5%, 8/15/2021	1,000,000	1,062,890
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2025	750,000	882,923
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2026	750,000	898,860
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2027	250,000	308,470
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2028	195,000	244,282
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2029	250,000	317,193
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2030	250,000	314,538
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2031	235,000	293,724
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2024	1,350,000	1,560,047
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2025	750,000	883,815
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	1,300,000	1,556,529

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	$1,250,000	$1,519,175
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	430,000	430,464
Illinois Housing Development Authority Multifamily Rev. (Century Woods), 1.9%, 10/01/2022 (Put Date 10/01/2021)	1,270,000	1,283,195
Illinois Railsplitter Tobacco Settlement Authority Rev., 5%, 6/01/2023	2,500,000	2,820,775
Illinois Railsplitter Tobacco Settlement Authority Rev., 5.5%, 6/01/2023 (Prerefunded 6/01/2021)	1,605,000	1,730,479
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	1,135,000	1,233,972
Illinois Sports Facilities Authority, AAC, 5.5%, 6/15/2030	705,000	714,045
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., AGM, 5%, 6/15/2027	945,000	1,063,900
Kane, Cook & DuPage Counties, IL, School District Rev., Capital Appreciation, “B”, ETM, 0%, 1/01/2021	3,230,000	3,170,471
Kane, Cook & DuPage Counties, IL, School District Rev., Capital Appreciation, “B”, Unrefunded Balance, 0%, 1/01/2021	4,215,000	4,124,925
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 4%, 12/01/2020	785,000	812,962
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2028	450,000	519,597
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2029	465,000	536,150
Madison, Macoupin, Etc. Counties, IL, Community College District No. 536, BAM, 5%, 11/01/2027	1,485,000	1,694,014
Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “A”, AGM, 0%, 6/15/2026	2,385,000	2,035,073
Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place Expansion Project), NATL, 5.5%, 6/15/2029	3,110,000	3,787,078
Newport Township, IL, Fire Protection District, BAM, 4%, 1/01/2025	80,000	88,000
Newport Township, IL, Fire Protection District, BAM, 4%, 1/01/2027	165,000	184,095
Newport Township, IL, Fire Protection District, BAM, 4%, 1/01/2028	170,000	190,373
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 4%, 10/01/2020	500,000	512,595
Romeoville, IL, Rev. (Lewis University Project), 5%, 10/01/2019	475,000	477,380
Romeoville, IL, Rev. (Lewis University Project), 5%, 10/01/2020	520,000	538,517
Romeoville, IL, Rev. (Lewis University Project), 5%, 10/01/2022	500,000	543,410
Southwestern, IL, Development Authority Health Facility Rev. (Hospital Sisters Services, Inc.), “A”, 5%, 2/15/2025	1,000,000	1,185,930
Southwestern, IL, Development Authority Health Facility Rev. (Hospital Sisters Services, Inc.), “A”, 5%, 2/15/2026	3,000,000	3,631,440
State of Illinois, 5%, 6/01/2020	2,250,000	2,306,970
State of Illinois, 5%, 1/01/2022	500,000	506,025
State of Illinois, 5%, 1/01/2024	3,000,000	3,031,560
State of Illinois, 5%, 11/01/2027	8,310,000	9,438,913
State of Illinois, AGM, 5%, 2/01/2027	910,000	1,021,466
State of Illinois, BAM, 5%, 8/01/2021	8,870,000	9,410,006
State of Illinois, NATL, 6%, 11/01/2026	2,565,000	3,017,928
State of Illinois, “A”, 5%, 12/01/2020	1,630,000	1,691,875
State of Illinois, “A”, 4%, 1/01/2025	1,775,000	1,823,954
State of Illinois, “B”, 5%, 11/01/2019	8,815,000	8,879,702
State of Illinois, “B”, 5%, 12/01/2020	900,000	934,164
State of Illinois, “D”, 5%, 11/01/2028	3,440,000	3,885,962
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2025	380,000	440,146
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2026	915,000	1,070,834
Will County, IL, Forest Preservation District, 5%, 12/15/2019	1,250,000	1,267,575
		$247,098,832
Indiana - 2.8%
Ball State University Board of Trustees (Student Fee), “R”, 5%, 7/01/2024	$1,000,000	$1,182,000
Evansville, IN, Redevelopment Authority Lease Rental Rev. (Arena Project), BAM, 5%, 2/01/2025	1,000,000	1,182,550
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 10/15/2021	1,000,000	1,079,090
Indiana Development Finance Authority Solid Water Disposal Rev. (Waste Management, Inc. Project), 2.95%, 10/01/2031 (Put Date 10/01/2021)	595,000	612,303
Indiana Finance Authority Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2027	740,000	913,153
Indiana Finance Authority Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2028	775,000	968,262
Indiana Finance Authority Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2029	1,140,000	1,427,291
Indiana Finance Authority Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2030	985,000	1,225,281
Indiana Finance Authority Hospital Rev. (Goshen Health), “A”, 2.1%, 11/01/2049 (Put Date 11/01/2026)	2,700,000	2,728,404
Indiana Finance Authority Hospital Rev. (Indiana University Health Obligated Group), “B”, 1.65%, 12/01/2042 (Put Date 7/01/2022)	3,000,000	3,020,970

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - continued
Indiana Finance Authority Rev. (Butler University), “A”, 5%, 2/01/2022	$1,000,000	$1,080,720
Indiana Finance Authority, Wastewater Utility Rev. (CWA Authority Project), “A”, 5%, 10/01/2019	335,000	337,087
Indiana Finance Authority, Water Utility Rev. (Citizens Energy Group Project), “B”, 2.95%, 10/01/2022	5,000,000	5,216,700
Indiana Health Facility Financing Authority Rev. (Ascension Health Subordinate Credit Group), “A-8”, 1.25%, 11/01/2027 (Put Date 5/01/2020)	1,720,000	1,719,742
Indianapolis, IN, Local Public Improvement, Community Justice Campus (Courthouse and Jail Project), “A”, 5%, 2/01/2028	1,100,000	1,403,908
Indianapolis, IN, Local Public Improvement, Community Justice Campus (Courthouse and Jail Project), “A”, 5%, 2/01/2029	1,000,000	1,298,550
Indianapolis, IN, Local Public Improvement, Community Justice Campus (Courthouse and Jail Project), “A”, 5%, 2/01/2030	1,300,000	1,672,554
Indianapolis, IN, Local Public Improvement, Community Justice Campus (Courthouse and Jail Project), “A”, 5%, 2/01/2031	1,500,000	1,911,885
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 4/01/2020	1,690,000	1,718,713
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2025	1,500,000	1,769,970
Lake County, IN, Hammond Multi-School Building Corp., 5%, 1/15/2026	1,500,000	1,784,250
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2026	1,210,000	1,453,234
Lake County, IN, Hammond Multi-School Building Corp., 5%, 1/15/2027	1,515,000	1,833,332
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2027	1,000,000	1,221,010
Lake County, IN, Hammond Multi-School Building Corp., 5%, 1/15/2028	1,000,000	1,235,790
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2028	1,435,000	1,770,072
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 5.875%, 1/01/2024	1,100,000	1,212,365
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), 5%, 11/01/2047	7,500,000	8,758,650
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), “A”, 5%, 12/01/2044 (Put Date 6/05/2026)	6,590,000	7,908,198
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), “A”, 5%, 3/01/2046 (Put Date 3/01/2023)	3,000,000	3,354,480
		$63,000,514
Iowa - 0.3%
Iowa Student Loan Liquidity Corp. Rev., “A”, 5%, 12/01/2020	$1,050,000	$1,095,896
Iowa Student Loan Liquidity Corp. Rev., “A”, 5%, 12/01/2022	1,375,000	1,517,106
Iowa Student Loan Liquidity Corp. Rev., “A”, 5%, 12/01/2024	1,000,000	1,153,490
Iowa Student Loan Liquidity Corp. Rev., “A”, 5%, 12/01/2025	1,425,000	1,670,698
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.625%, 12/01/2019	140,000	141,110
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.875%, 12/01/2020	380,000	390,222
		$5,968,522
Kansas - 0.2%
Coffeyville, KS, Electric Utility System Rev. “B”, NATL, 5%, 6/01/2021	$1,200,000	$1,269,480
Coffeyville, KS, Electric Utility System Rev. “B”, NATL, 5%, 6/01/2022	1,200,000	1,306,500
Coffeyville, KS, Electric Utility System Rev. “B”, NATL, 5%, 6/01/2024	1,300,000	1,486,784
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/2019	1,000,000	1,003,050
		$5,065,814
Kentucky - 3.4%
Bowling Green, KY, Water and Sewer Rev., AGM, 5%, 6/01/2028	$1,845,000	$2,232,192
Bowling Green, KY, Water and Sewer Rev., AGM, 4%, 6/01/2030	2,180,000	2,454,397
Carroll County, KY, Environmental Facilities Rev. (Utilities Company Project), “A”, 3.375%, 2/01/2026	10,000,000	10,426,900
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 100), “A”, 5%, 8/01/2020	5,000,000	5,187,250
Kentucky Bond Development Corp. Industrial Building Rev. (Transylvania University Project), “D”, 3%, 3/01/2021	375,000	384,345
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2025	1,750,000	2,006,462
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2026	2,000,000	2,328,520
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2027	2,625,000	3,096,476
Kentucky Higher Education Student Loan Corp. Rev., “A”, 3%, 6/01/2029	1,970,000	2,024,924
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2022	300,000	326,625
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2023	350,000	390,894
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2024	700,000	799,533
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2025	1,350,000	1,570,252
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2026	2,000,000	2,360,300
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2027	3,000,000	3,583,620
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2028	1,150,000	1,388,752
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2029	700,000	851,214

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - continued
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 4%, 5/01/2026	$1,190,000	$1,260,662
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 4%, 5/01/2027	1,105,000	1,172,206
Public Energy Authority of Kentucky, Gas Supply Rev., “B”, 4%, 1/01/2049	10,000,000	11,078,100
Public Energy Authority of Kentucky, Gas Supply Rev., “C-1”, 4%, 12/01/2049	10,000,000	11,071,900
Trimble, KY, Pollution Control Rev. (Louisville Gas & Electric Co.), “B”, 2.55%, 11/01/2027	8,000,000	8,168,480
University of Kentucky, General Receipts, “A”, 4%, 10/01/2029	1,000,000	1,137,830
		$75,301,834
Louisiana - 1.0%
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/2021	$1,460,000	$1,559,587
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/2022	1,165,000	1,286,766
Louisiana Tobacco Settlement Authority Rev., “2013-A”, 5%, 5/15/2023	2,160,000	2,420,237
New Orleans, LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 4%, 1/01/2026	4,105,000	4,556,427
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2023	1,480,000	1,672,859
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2024	350,000	406,612
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2026	735,000	869,990
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2027	945,000	1,111,452
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2029	1,890,000	2,202,039
New Orleans, LA, Water Rev., 5%, 12/01/2019	700,000	708,498
Shreveport, LA, Water & Sewer Rev., “B”, AGM, 5%, 12/01/2027	390,000	481,962
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/2040 (Put Date 6/01/2022)	4,335,000	4,569,870
		$21,846,299
Maine - 0.3%
Maine Municipal Bond Bank, “B”, 5%, 11/01/2024	$1,000,000	$1,193,380
Maine Municipal Bond Bank, “B”, 5%, 11/01/2025	1,000,000	1,222,530
Portland, ME, General Airport Rev., 4%, 7/01/2020	200,000	204,298
State of Maine, “B”, 5%, 6/01/2020	5,000,000	5,162,800
		$7,783,008
Maryland - 1.4%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2024	$850,000	$977,024
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2026	2,000,000	2,372,740
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2030	1,000,000	1,181,070
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4%, 2/15/2028	500,000	529,290
Maryland Department of Housing & Community Development, “D”, 4%, 9/01/2036	2,430,000	2,549,775
Maryland Economic Development Corp. Adjustable Mode Rev. Refunding (Constellation Energy Group, Inc. Project), “B”, 2.55%, 12/01/2025 (Put Date 6/01/2020)	2,710,000	2,721,734
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2024	1,350,000	1,516,428
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2025	1,600,000	1,823,520
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2026	650,000	749,203
Prince George's County, MD, Public Improvement, “A”, 5%, 9/15/2024	7,000,000	8,340,500
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “C-3”, 2.5%, 11/01/2024	630,000	630,183
University System of Maryland, Auxiliary Facility & Tuition Rev., “D”, 5%, 10/01/2022	1,000,000	1,121,060
Washington Suburban Sanitary District, MD, Consolidated Public Improvement, 5%, 6/01/2021	5,500,000	5,889,675
		$30,402,202
Massachusetts - 3.1%
Commonwealth of Massachusetts, General Obligation, “B”, 5%, 8/01/2021	$6,185,000	$6,665,574
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2026	475,000	576,265
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2027	600,000	735,096
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2028	520,000	646,615
Massachusetts Development Finance Agency Rev. (Brandeis University), “S-1”, 5%, 10/01/2027	2,000,000	2,542,260
Massachusetts Development Finance Agency Rev. (Brandeis University), “S-1”, 5%, 10/01/2028	2,340,000	3,029,083
Massachusetts Development Finance Agency Rev. (Partners Healthcare System), “Q”, 5%, 7/01/2022	2,240,000	2,488,326
Massachusetts Development Finance Agency Rev. (Partners Healthcare System), “Q”, 5%, 7/01/2023	1,375,000	1,576,520
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 4%, 4/15/2020	25,000	25,301

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	$145,000	$158,453
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/2019	1,605,000	1,615,497
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2025	1,500,000	1,789,920
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2026	1,750,000	2,123,083
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2027	2,000,000	2,460,220
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2024	1,000,000	1,157,130
Massachusetts Development Finance Agency Rev. (Wellforce), “A”, 5%, 7/01/2025	1,150,000	1,360,140
Massachusetts Development Finance Agency Rev. (Wellforce), “A”, 5%, 7/01/2026	1,500,000	1,805,685
Massachusetts Development Finance Agency Rev. (Wellforce), “A”, 5%, 7/01/2027	1,000,000	1,221,880
Massachusetts Development Finance Agency Rev. (Wellforce), “A”, 5%, 7/01/2028	780,000	967,769
Massachusetts Development Finance Agency Rev. (Wellforce), “A”, 5%, 7/01/2029	850,000	1,055,972
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 2.15%, 5/01/2027 (Put Date 5/01/2020)	1,195,000	1,201,632
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 5%, 1/01/2021	5,500,000	5,779,895
Massachusetts Educational Financing Authority, Education Loan Rev., “I”, 5%, 1/01/2025	3,450,000	4,034,603
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 5%, 7/01/2020	4,400,000	4,545,332
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	3,955,000	4,090,577
Massachusetts Educational Financing Authority, Education Loan Rev., “K”, 3.625%, 7/01/2032	2,625,000	2,718,293
Massachusetts School Building Authority, Senior Dedicated Sales Tax Rev., “A”, 5%, 8/15/2022	8,405,000	9,390,738
Scituate, MA, General Obligation Anticipation Notes, 3%, 12/13/2019	4,516,000	4,546,077
		$70,307,936
Michigan - 2.9%
Detroit, MI, Downtown Development Authority Subordinate Tax Rev. (General Development Area No. 1 Project), “B”, AGM, 5%, 7/01/2023	$1,250,000	$1,412,700
Detroit, MI, Downtown Development Authority Subordinate Tax Rev. (General Development Area No. 1 Project), “B”, AGM, 5%, 7/01/2025	1,000,000	1,152,620
Detroit, MI, Downtown Development Authority Tax Rev. (Catalyst Development Project), “A”, AGM, 5%, 7/01/2029	1,000,000	1,137,030
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/2023	540,000	574,349
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/2024	675,000	730,505
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2026	1,000,000	1,188,840
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2020	1,500,000	1,550,805
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2021	1,000,000	1,066,950
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Local Project), “D-1”, 5%, 7/01/2021	400,000	428,356
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Second Lien Local Project), “D-1”, AGM, 5%, 7/01/2020	1,500,000	1,551,780
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2021	3,500,000	3,748,115
Michigan Finance Authority Rev. (Unemployment Obligation Assessment), “B”, 5%, 7/01/2020	9,000,000	9,193,860
Michigan Finance Authority, Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2044 (Put Date 2/01/2025)	10,000,000	11,790,900
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	1,000,000	1,037,570
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 12/31/2027	2,000,000	2,445,640
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 6/30/2028	3,000,000	3,691,740
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 12/31/2028	3,000,000	3,715,800
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “D”, 5%, 9/01/2021	2,460,000	2,650,994
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “D”, 5%, 9/01/2031	5,160,000	5,855,310
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2024	250,000	296,585
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2025	350,000	424,687
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2026	1,745,000	2,128,534
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2027	2,775,000	3,441,388
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2028	2,595,000	3,265,808
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “G”, 5%, 12/01/2023	400,000	462,668
		$64,943,534

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Minnesota - 0.8%
Duluth, MN, Independent School District No. 709, “A”, COP, 3%, 3/01/2020	$335,000	$336,554
Duluth, MN, Independent School District No. 709, “A”, COP, 3%, 3/01/2021	390,000	394,087
Duluth, MN, Independent School District No. 709, “A”, COP, 3%, 3/01/2022	610,000	618,028
Duluth, MN, Independent School District No. 709, “A”, COP, 3%, 3/01/2023	630,000	638,341
Duluth, MN, Independent School District No. 709, “A”, COP, 3.25%, 3/01/2024	650,000	663,605
Duluth, MN, Independent School District No. 709, “A”, COP, 3.25%, 3/01/2025	675,000	686,954
Duluth, MN, Independent School District No. 709, “A”, COP, 4%, 3/01/2027	730,000	785,998
Duluth, MN, Independent School District No. 709, “A”, COP, 4%, 3/01/2028	765,000	824,181
Duluth, MN, Independent School District No. 709, “A”, COP, STAPRP, 5%, 2/01/2025	135,000	158,787
Duluth, MN, Independent School District No. 709, “B”, COP, STAPRP, 5%, 2/01/2026	290,000	347,994
Duluth, MN, Independent School District No. 709, “B”, COP, STAPRP, 5%, 2/01/2028	125,000	155,145
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Senior Airport Rev., “C”, 5%, 1/01/2025	250,000	298,790
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Senior Airport Rev., “C”, 5%, 1/01/2026	200,000	244,906
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Subordinate Airport Rev., “B”, 5%, 1/01/2020	1,750,000	1,776,688
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Subordinate Airport Rev., “B”, 5%, 1/01/2021	2,000,000	2,101,000
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 4%, 11/01/2037	3,215,000	3,443,554
State of Minnesota, “B”, 5%, 8/01/2021	5,000,000	5,388,300
		$18,862,912
Mississippi - 2.5%
City of Jackson, MS, Water & Sewer System Rev., BAM, 4%, 9/01/2019	$700,000	$701,239
City of Jackson, MS, Water & Sewer System Rev., BAM, 4%, 9/01/2020	625,000	639,844
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2024	2,065,000	2,355,917
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2025	3,590,000	4,173,626
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2026	2,485,000	2,934,810
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2027	1,395,000	1,627,728
Mississippi Business Finance Corp., Rev. (System Energy Resources, Inc. Project), 2.5%, 4/01/2022	10,000,000	10,004,500
Mississippi Development Bank Special Obligation (Gulfport Public Improvement Project), BAM, 5%, 11/01/2030	1,745,000	2,127,103
Mississippi Development Bank Special Obligation (Magnolia Regional Health Center Project), “A”, 5%, 10/01/2020	660,000	672,216
Mississippi Development Bank Special Obligation (Magnolia Regional Health Center Project), “A”, 5.5%, 10/01/2021	1,165,000	1,211,344
Mississippi Development Bank Special Obligation (Magnolia Regional Health Center Project), “A”, 5.5%, 10/01/2022	585,000	608,704
Mississippi Development Bank Special Obligation (Magnolia Regional Health Center Project), “A”, 6%, 10/01/2023	700,000	738,150
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 1/01/2021	1,685,000	1,772,536
Mississippi Development Bank Special Obligation (Municipal Energy Agency Power Supply Project), “A”, AGM, 5%, 3/01/2023	1,000,000	1,120,330
Mississippi Gaming Tax Rev., “A”, 5%, 10/15/2024	750,000	884,827
Mississippi Gaming Tax Rev., “A”, 5%, 10/15/2028	1,400,000	1,784,482
Mississippi Home Corp., Multi-Family Housing Rev. (Gateway Affordable Communities Project), 2.4%, 2/01/2022 (Put Date 8/01/2021)	5,000,000	5,114,050
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2022	7,000,000	7,662,830
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “B-2”, 1.8%, 9/01/2022 (Put Date 12/02/2019)	2,925,000	2,927,369
State of Mississippi, “B”, 5%, 12/01/2025	415,000	507,209
Warren County, MS, Gulf Opportunity Zone Rev. (International Paper Company Project), 2.9%, 9/01/2032 (Put Date 9/01/2023)	4,000,000	4,136,680
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2024	400,000	463,428
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2025	585,000	695,460
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2026	525,000	621,238
		$55,485,620
Missouri - 1.4%
Grundy County, MO, Industrial Development Authority Health Facilities Rev. (Wright Memorial Hospital), 6.125%, 9/01/2025	$435,000	$436,079
Kansas City, MO, Industrial Development Authority, Airport Special Obligation Bonds (International Airport Terminal Modernization Project), “B”, 5%, 3/01/2029	4,000,000	5,055,000
Kansas City, MO, Industrial Development Authority, Airport Special Obligation Bonds (International Airport Terminal Modernization Project), “B”, 5%, 3/01/2030	2,000,000	2,505,940
Kansas City, MO, Industrial Development Authority, Airport Special Obligation Bonds (International Airport Terminal Modernization Project), “B”, 5%, 3/01/2031	1,250,000	1,554,100

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 4%, 2/01/2020	$535,000	$540,478
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 5%, 2/01/2021	565,000	590,018
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 5%, 2/01/2022	550,000	589,501
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 5%, 2/01/2025	215,000	245,588
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), “A”, 5%, 6/01/2027	2,500,000	3,132,925
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), “A”, 5%, 6/01/2028	7,820,000	9,994,586
University of Missouri Curators Facilities Rev, “A”, 5%, 11/01/2019	5,000,000	5,048,300
Wentzville, MO, School District R-IV, General Obligation Refunding & Improvement Rev. (Missouri Direct Deposit Program), 4%, 3/01/2029	1,555,000	1,794,470
		$31,486,985
Nebraska - 0.6%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), 5%, 9/01/2020	$1,710,000	$1,769,388
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), 5%, 9/01/2021	2,000,000	2,131,380
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 4), 5%, 3/01/2050	8,500,000	9,567,685
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 3%, 3/01/2044	40,000	40,037
		$13,508,490
Nevada - 0.8%
Clark County, NV, General Obligation Bank Refunding, “A”, 5%, 11/01/2019	$6,200,000	$6,259,706
State of Nevada, Director of Department of Business & Industry, Solid Waste Disposal Rev. (Republic Services, Inc. Project), 1.875%, 12/01/2026 (Put Date 12/02/2019)	1,100,000	1,101,716
Washoe County, NV, Water Facilities Rev. (Sierra Pacific Power Projects), “F”, 2.05%, 3/01/2036 (Put Date 4/15/2022)	10,250,000	10,388,068
		$17,749,490
New Hampshire - 0.4%
New Hampshire Business Finance Authority, Pollution Control Rev. (United Illuminating Company Project), “A”, 2.8%, 10/01/2033 (Put Date 10/02/2023)	$5,000,000	$5,201,400
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.25%, 6/01/2026	3,935,000	4,444,228
		$9,645,628
New Jersey - 5.8%
Atlantic City, NJ, Tax Appeal Refunding Rev., “A”, BAM, 5%, 3/01/2024	$345,000	$396,488
Atlantic City, NJ, Tax Appeal Refunding Rev., “A”, BAM, 5%, 3/01/2027	200,000	244,280
City of Trenton, NJ, General Obligation Refunding, AGM, 4%, 7/15/2022	1,325,000	1,423,805
City of Trenton, NJ, General Obligation Refunding, AGM, 4%, 7/15/2023	1,000,000	1,088,790
New Jersey Building Authority, State Building Rev. Unrefunded Balance, “A”, BAM, 5%, 6/15/2025	1,205,000	1,418,683
New Jersey Building Authority, State Building Rev. Unrefunded Balance, “A”, BAM, 5%, 6/15/2026	900,000	1,079,946
New Jersey Building Authority, State Building Rev., “A”, ETM, BAM, 5%, 6/15/2025	795,000	960,201
New Jersey Building Authority, State Building Rev., “A”, ETM, BAM, 5%, 6/15/2026	600,000	740,988
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., 5%, 11/01/2020	1,000,000	1,036,870
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., 5%, 11/01/2021	2,465,000	2,621,034
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2024	1,000,000	1,152,070
New Jersey Economic Development Authority Refunding Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), ASSD GTY, 5%, 6/01/2025	1,000,000	1,184,910
New Jersey Economic Development Authority Refunding Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), ASSD GTY, 5%, 6/01/2026	1,000,000	1,206,950
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5%, 7/01/2020	500,000	514,705
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5%, 1/01/2021	300,000	313,380
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5%, 7/01/2021	425,000	450,466
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2021	95,000	98,627
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2022	560,000	595,297
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2023	640,000	694,874
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2025	1,610,000	1,871,142
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2026	2,000,000	2,342,220
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2027	1,500,000	1,779,720

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2028	$3,000,000	$3,546,510
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/2019	255,000	255,862
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 3.125%, 7/01/2029	810,000	820,481
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 5%, 7/01/2027	8,495,000	10,379,871
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 5%, 7/01/2028	6,885,000	8,382,212
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2023	1,615,000	1,815,389
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2024	2,150,000	2,479,036
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2026	1,420,000	1,666,285
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2027	2,000,000	2,374,560
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “1A”, 3.5%, 12/01/2029	415,000	416,166
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “1B”, 2.95%, 12/01/2028	7,100,000	7,230,143
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “A”, 2.375%, 12/01/2029	10,000,000	10,080,100
New Jersey Tobacco Settlement Financing Corp., “A”, 5%, 6/01/2023	1,750,000	1,952,300
New Jersey Tobacco Settlement Financing Corp., “B”, 3.2%, 6/01/2027	8,495,000	9,029,675
New Jersey Transportation Trust Fund Authority, “B”, AAC, 5.5%, 9/01/2026	1,985,000	2,415,288
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2024	4,000,000	4,633,440
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-2”, 5%, 6/15/2020	5,000,000	5,153,150
New Jersey Transportation Trust Fund Authority, Transportation Program (SIFMA Index Multimodal Notes), “BB-2”, FLR, 2.6% (SIFMA + 1.2%), 6/15/2034 (Put Date 12/15/2021)	10,000,000	10,066,600
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, NATL, 5.75%, 6/15/2023	1,010,000	1,166,318
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, AAC, 5.25%, 12/15/2023	155,000	178,278
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, NATL, 5.5%, 12/15/2020	1,910,000	2,013,407
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, NATL, 5.5%, 12/15/2021	5,000,000	5,463,300
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2028	6,610,000	5,165,715
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AGM, 0%, 12/15/2032	1,890,000	1,285,181
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, NATL, 0%, 12/15/2027	3,780,000	3,074,161
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2024	1,440,000	1,675,296
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2025	1,850,000	2,196,746
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2026	1,725,000	2,085,680
		$130,216,596
New Mexico - 0.2%
Clayton, NM, Jail Project Improvement Rev., NATL, 4%, 11/01/2019	$3,305,000	$3,323,839
Clayton, NM, Jail Project Improvement Rev., NATL, 5%, 11/01/2029	1,000,000	1,151,620
		$4,475,459
New York - 5.7%
Build NYC Resource Corp., Solid Waste Disposal Rev. (Pratt Paper New York, Inc. Project), 3.75%, 1/01/2020	$205,000	$206,722
Hempstead, NY, Local Development Corp. Rev. (Adelphi University Project), 5%, 6/01/2022	1,140,000	1,217,395
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “A”, 4%, 2/03/2020	15,000,000	15,208,050
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “A-2”, 4%, 8/15/2019	14,600,000	14,615,476
Nassau County, NY, Local Economic Assistance Corp. Rev. (Catholic Health Services of Long Island Obligated Group Project), 5%, 7/01/2020	1,000,000	1,032,290
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2021	200,000	211,556
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2022	250,000	272,073
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2023	1,300,000	1,471,379
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2025	2,400,000	2,837,256
New York Energy Research & Development Authority, Pollution Control Rev. (New York Electric & Gas Corp.), “A”, 2.375%, 12/01/2027	10,000,000	10,047,300
New York Energy Research & Development Authority, Pollution Control Rev. (New York Electric & Gas Corp.), “D”, 3.5%, 10/01/2029	3,370,000	3,840,789
New York Energy Research & Development Authority, Pollution Control Rev. (Rochester Gas & Electric Corp.), “A”, 3%, 8/01/2032	11,125,000	11,974,616
New York Environmental Facilities Corp. Rev., “C”, 5%, 5/15/2020	3,395,000	3,504,828
New York Environmental Facilities Corp. Rev., “C”, ETM, 5%, 11/15/2020	5,000	5,252
New York Environmental Facilities Corp. Rev., Unrefunded Balance, “C”, 5%, 11/15/2020	2,820,000	2,968,981
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2026	15,000,000	17,720,250

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York, NY, “I”, 5%, 8/01/2022	$7,500,000	$8,361,675
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “K-1-A”, 3.05%, 11/01/2027	5,195,000	5,343,057
Port Authority of NY & NJ (170th Series), 5%, 12/01/2019	1,410,000	1,427,456
Poughkeepsie, NY, Anticipation Notes, “A”, 3%, 5/02/2020	510,000	513,631
Poughkeepsie, NY, Public Improvement, 5%, 6/01/2020	1,655,000	1,696,905
Poughkeepsie, NY, Public Improvement, 5%, 6/01/2021	2,040,000	2,148,773
Poughkeepsie, NY, Public Improvement, 5%, 6/01/2022	1,070,000	1,155,407
Poughkeepsie, NY, Public Improvement, 5%, 6/01/2023	1,125,000	1,239,322
Poughkeepsie, NY, Public Improvement, 5%, 6/01/2024	465,000	522,428
Poughkeepsie, NY, Public Improvement, 5%, 6/01/2025	235,000	268,062
Suffolk County, NY, “B”, AGM, 5%, 10/15/2025	7,000,000	8,502,130
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2025	1,000,000	1,158,770
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2026	2,000,000	2,352,940
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2027	1,500,000	1,789,575
Westchester County, NY, Health Care Corp. Rev., “D”, VRDN, 2.17%, 11/01/2034	3,605,000	3,605,000
		$127,219,344
North Carolina - 1.0%
Charlotte, NC, COP (Convention Facility Project), “A”, 5%, 12/01/2020	$4,100,000	$4,311,683
New Hanover County, NC, General Obligation School, 5%, 9/01/2024	2,615,000	3,113,916
New Hanover County, NC, General Obligation School, 5%, 9/01/2025	2,140,000	2,615,743
North Carolina Capital Facilities Finance Agency Student Housing Rev. (NCA&T University Foundation LLC Project), “A”, ASSD GTY, 5%, 6/01/2022	665,000	730,409
North Carolina Capital Facilities Finance Agency Student Housing Rev. (NCA&T University Foundation LLC Project), “A”, ASSD GTY, 5%, 6/01/2023	325,000	367,478
North Carolina Capital Facilities Finance Agency Student Housing Rev. (NCA&T University Foundation LLC Project), “A”, ASSD GTY, 5%, 6/01/2024	700,000	812,161
North Carolina Turnpike Authority, Triangle Expressway System Turnpike Rev., AGM, 5%, 1/01/2026	1,500,000	1,803,060
North Carolina Turnpike Authority, Triangle Expressway System Turnpike Rev., AGM, 5%, 1/01/2027	4,000,000	4,902,240
Orange County, NC, Public Facilities Co., Limited Obligation, 5%, 10/01/2020	500,000	522,600
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2025	645,000	768,724
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2026	1,000,000	1,216,410
Wayne County, NC, Limited Obligation, 4%, 6/01/2029	1,035,000	1,200,041
		$22,364,465
North Dakota - 0.4%
McKenzie County, ND, State Aid Certificates of Indebtedness, 4%, 8/01/2025	$2,265,000	$2,459,903
McKenzie County, ND, State Aid Certificates of Indebtedness, 4%, 8/01/2026	1,195,000	1,290,516
McKenzie County, ND, State Aid Certificates of Indebtedness, 4%, 8/01/2027	3,360,000	3,613,512
Williston, ND, Airport Rev., 4%, 11/01/2029	2,310,000	2,457,009
		$9,820,940
Ohio - 2.4%
Cleveland, OH, Airport System Rev., “A”, 5%, 1/01/2024	$2,000,000	$2,281,100
Cleveland, OH, Airport System Rev., “A”, 5%, 1/01/2025	1,970,000	2,299,384
Cleveland, OH, Airport System Rev., “A”, 5%, 1/01/2026	3,000,000	3,569,910
Cleveland, OH, Airport System Rev., “A”, 5%, 1/01/2029	1,250,000	1,351,013
Cleveland, OH, Airport System Rev., “A”, AGM, 5%, 1/01/2025	1,250,000	1,480,287
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 5%, 5/15/2021 (Prerefunded 11/15/2020)	375,000	392,535
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 5%, 11/15/2021 (Prerefunded 11/15/2020)	385,000	403,003
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 5%, 11/15/2022 (Prerefunded 11/15/2020)	405,000	423,938
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, ETM, 3%, 11/15/2019	300,000	301,413
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, ETM, 4%, 5/15/2020	360,000	367,571
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, ETM, 4%, 11/15/2020	365,000	377,428

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Columbus, OH, 5%, 7/01/2022	$2,350,000	$2,612,659
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2026	2,000,000	2,321,220
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2027	2,150,000	2,529,582
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028	115,000	123,171
Ohio Higher Education, “C”, 5%, 8/01/2021	8,000,000	8,618,000
Ohio Higher Educational Facility Commission Rev. (Xavier University Project), “C”, 5%, 5/01/2023	625,000	698,688
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), 5%, 12/31/2021	1,000,000	1,069,500
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), 5%, 12/31/2022	775,000	847,842
Ohio Water Development Authority, Solid Waste Rev. (Waste Management, Inc.), 3.25%, 11/01/2022 (Put Date 11/01/2022)	11,000,000	11,558,580
Ohio Water Development Authority, Water Pollution Control Rev., 5.25%, 6/01/2020	2,000,000	2,069,420
State of Ohio, Major New State Infrastructure Project Rev., 5%, 12/15/2023	6,625,000	7,705,405
		$53,401,649
Oklahoma - 0.2%
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), 5%, 11/15/2025	$800,000	$924,200
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), 5%, 11/15/2026	500,000	583,385
Tulsa, OK, Airport Improvement Trust Rev., “A”, BAM, 5%, 6/01/2020	1,500,000	1,543,770
Tulsa, OK, Airport Improvement Trust Rev., “A”, BAM, 5%, 6/01/2021	700,000	744,457
Tulsa, OK, Airport Improvement Trust Rev., “A”, BAM, 5%, 6/01/2022	600,000	657,258
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 5.5%, 10/01/2022	1,000,000	1,006,050
		$5,459,120
Oregon - 0.4%
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 4%, 5/01/2021	$350,000	$362,894
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2023	500,000	553,960
Gilliam County, OR, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 8/01/2025 (Put Date 5/02/2022)	475,000	484,775
Gilliam County, OR, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 7/01/2038 (Put Date 5/01/2022)	645,000	658,287
Lake Oswego, OR, 4%, 6/01/2020	1,830,000	1,874,506
Lake Oswego, OR, 4%, 6/01/2021	2,330,000	2,453,397
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2024	1,500,000	1,754,235
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2025	1,000,000	1,197,020
		$9,339,074
Pennsylvania - 7.1%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 5%, 4/01/2026	$2,750,000	$3,306,737
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A1”, FLR, 2.448% (LIBOR - 3mo. + 0.72%), 2/01/2021	670,000	671,106
Allentown, PA, City School District, BAM, 5%, 2/01/2026	4,155,000	4,974,615
Allentown, PA, City School District, BAM, 5%, 2/01/2027	4,375,000	5,335,837
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2022	700,000	744,044
Altoona, PA, Sewer Rev., AGM, 5%, 12/01/2027	500,000	617,900
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2025	1,250,000	1,501,537
Bethlehem, PA, Water Authority Rev., BAM, 5%, 11/15/2019	500,000	505,445
Cambria County, PA, ETM, BAM, 4%, 8/01/2019	900,000	900,000
Cambria County, PA, Unrefunded Balance, BAM, 4%, 8/01/2019	1,445,000	1,445,000
Charleroi, PA, Area School District, BAM, 4%, 11/15/2026	1,110,000	1,270,961
Charleroi, PA, Area School District, BAM, 4%, 11/15/2028	250,000	290,703
Commonwealth of Pennsylvania, AGM, 5%, 9/15/2025	9,000,000	10,928,070
Commonwealth of Pennsylvania, AGM, 5%, 9/15/2026	6,035,000	7,487,262
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2027	3,000,000	3,677,670
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2021	585,000	609,143
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2022	1,025,000	1,095,233
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2023	730,000	798,613
Cumberland County, PA, Municipal Authority Rev. (Presbyterian Homes, Inc.), “C”, 4%, 12/01/2026	1,400,000	1,417,626
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2020	500,000	511,280
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2022	1,095,000	1,178,691
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 3.25%, 5/01/2023	210,000	214,857

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2029	$1,000,000	$1,178,080
Erie, PA, City School District General Obligation, “A”, AGM, 5%, 4/01/2027	1,075,000	1,319,219
Erie, PA, City School District General Obligation, “A”, AGM, 5%, 4/01/2030	855,000	1,074,880
Erie, PA, City School District General Obligation, “A”, AGM, 5%, 4/01/2031	525,000	653,861
Erie, PA, City School District General Obligation, “B”, AGM, 5%, 4/01/2021	870,000	920,721
Erie, PA, City School District General Obligation, “B”, AGM, 5%, 4/01/2022	650,000	710,639
Erie, PA, City School District General Obligation, “B”, AGM, 5%, 4/01/2024	230,000	265,570
Erie, PA, City School District General Obligation, “B”, AGM, 5%, 4/01/2025	475,000	561,901
Erie, PA, City School District General Obligation, “B”, AGM, 5%, 4/01/2026	195,000	235,568
Erie, PA, City School District General Obligation, “C”, AGM, 5%, 4/01/2024	275,000	317,529
Erie, PA, City School District General Obligation, “C”, AGM, 5%, 4/01/2026	980,000	1,183,879
Erie, PA, City School District General Obligation, “C”, AGM, 5%, 4/01/2027	1,300,000	1,595,334
Erie, PA, City School District General Obligation, “C”, AGM, 5%, 4/01/2029	2,605,000	3,290,428
Erie, PA, City School District General Obligation, “C”, AGM, 5%, 4/01/2030	425,000	534,297
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2021	300,000	322,476
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2022	320,000	354,208
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2024	700,000	809,480
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2025	265,000	309,022
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2021	1,295,000	1,239,937
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2022	1,345,000	1,261,704
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2023	1,060,000	973,727
Luzerne County, PA, “A”, AGM, 5%, 12/15/2019	305,000	308,547
Luzerne County, PA, “A”, AGM, 5%, 11/15/2020	1,355,000	1,415,514
Luzerne County, PA, “A”, AGM, 5%, 11/15/2021	3,000,000	3,235,560
Luzerne County, PA, “A”, AGM, 5%, 12/15/2021	445,000	481,290
Luzerne County, PA, “A”, AGM, 5%, 12/15/2023	400,000	456,420
Luzerne County, PA, “A”, AGM, 5%, 12/15/2024	410,000	477,625
Luzerne County, PA, “A”, AGM, 5%, 12/15/2026	370,000	444,566
Luzerne County, PA, “A”, AGM, 5%, 12/15/2029	930,000	1,118,967
Luzerne County, PA, “B”, AGM, 5%, 5/15/2020	2,200,000	2,260,258
Luzerne County, PA, “B”, AGM, 5%, 5/15/2021	2,055,000	2,181,239
Luzerne County, PA, Industrial Development Authority, Tax Exempt Guaranteed Lease Rev., AGM, 5%, 12/15/2025	1,000,000	1,171,250
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, “B”, BAM, 5%, 8/01/2028	1,540,000	1,865,202
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 1/01/2023 (Prerefunded 1/01/2022)	1,225,000	1,332,959
Montgomery County, PA, Higher Education & Health Authority Rev. (AICUP Financing Program - Gwynedd Mercy University Project), 4%, 5/01/2036 (Put Date 5/01/2022)	1,125,000	1,178,595
Montgomery County, PA, Higher Education & Health Authority Rev. (AICUP Financing Program - Gwynedd Mercy University Project), 4%, 5/01/2036 (Put Date 5/01/2023)	1,225,000	1,299,223
Montgomery County, PA, Higher Educational & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2029	1,000,000	1,268,640
Montgomery County, PA, Higher Educational & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2030	1,350,000	1,699,744
Montgomery County, PA, Industrial Development Authority Health System Rev. (Albert Einstein Healthcare Network Issue), “A”, 5%, 1/15/2021	2,000,000	2,089,480
Montgomery County, PA, Industrial Development Authority Health System Rev. (Albert Einstein Healthcare Network Issue), “A”, 5%, 1/15/2022	3,485,000	3,744,842
Montgomery County, PA, Industrial Development Authority Pollution Control Rev. (Peco Energy Company Project), “A”, 2.55%, 6/01/2029 (Put Date 6/01/2020)	880,000	883,810
Northampton and Lehigh Counties, PA, Bethlehem Area School District, “A”, 5%, 2/01/2025	4,575,000	5,460,811
Pennsylvania Economic Development Financing Authority Rev, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 1.7%, 8/01/2037 (Put Date 8/03/2020)	2,000,000	2,003,660
Pennsylvania Economic Development Financing Authority, Exempt Facilities Rev. (Amtrak Project), “A”, 5%, 11/01/2019	1,325,000	1,336,289
Pennsylvania Higher Educational Facilities Authority Rev. (Trustees of the University of Pennsylvania), “A”, 5%, 2/15/2022	1,000,000	1,098,160
Pennsylvania Higher Educational Facilities Authority Rev. (Trustees of the University of Pennsylvania), “A”, 5%, 2/15/2023	475,000	539,211
Pennsylvania Higher Educational Facilities Authority Rev. (Trustees of the University of Pennsylvania), “A”, 5%, 2/15/2024	750,000	878,130
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 2.35%, 10/01/2021	2,755,000	2,792,826
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 2.45%, 4/01/2022	3,100,000	3,154,715
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 2.55%, 10/01/2022	3,190,000	3,258,681
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 2.8%, 4/01/2024	1,110,000	1,145,853
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 4.75%, 4/01/2033	5,565,000	6,073,808

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, Authority for Industrial Development City Agreement Rev. (Cultural and Commercial Corridors Program), “A”, 5%, 12/01/2024	$5,675,000	$6,674,992
Philadelphia, PA, School District, “A”, 5%, 9/01/2025	1,000,000	1,191,890
Philadelphia, PA, School District, “A”, 5%, 9/01/2026	635,000	767,664
Philadelphia, PA, School District, “A”, 5%, 9/01/2027	1,850,000	2,263,771
Philadelphia, PA, School District, “F”, 5%, 9/01/2026	5,000,000	6,044,600
Philadelphia, PA, Water & Wastewater Rev., “A”, 5%, 7/01/2022	1,510,000	1,676,024
Pittsburgh, PA, Water & Sewer Authority Rev., “B”, AGM, 5%, 9/01/2031	1,750,000	2,277,450
Scranton, PA, School District Rev., FLR, 2.484% (68% of LIBOR - 1mo. + 0.85%), 4/01/2031 (Put Date 4/01/2021)	5,440,000	5,448,541
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2024	1,250,000	1,423,962
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2025	1,000,000	1,162,930
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2027	1,000,000	1,189,620
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2020	855,000	876,059
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2022	930,000	993,035
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2025	1,605,000	1,791,549
		$159,032,752
Puerto Rico - 4.5%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	$1,135,000	$1,165,963
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	1,830,000	1,861,055
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “BB”, AGM, 5.25%, 7/01/2022	4,070,000	4,296,780
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “E”, AGM, 5.5%, 7/01/2020	3,880,000	3,967,377
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “E”, AGM, 5.5%, 7/01/2023	500,000	538,540
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2024	740,000	780,093
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AGM, 5.5%, 7/01/2025	1,740,000	1,911,616
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “Y”, AGM, 6.25%, 7/01/2021	2,660,000	2,777,040
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AAC, 0%, 7/01/2020	610,000	587,107
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2021	8,765,000	9,058,540
Commonwealth of Puerto Rico, Public Improvement, “A”, ASSD GTY, 3.016%, 7/01/2020	4,000,000	3,994,480
Commonwealth of Puerto Rico, Public Improvement, “A”, ASSD GTY, 5.5%, 7/01/2029	1,905,000	2,129,371
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/2020	8,220,000	8,364,836
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/2027	2,000,000	2,049,140
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	335,000	335,054
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 5%, 7/01/2023	1,365,000	1,394,989
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	3,930,000	3,930,039
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/2020	40,000	40,527
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2021	5,115,000	5,262,875
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2022	1,095,000	1,137,760
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2023	435,000	455,789
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2024	110,000	111,239
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2025	115,000	116,247
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2022	300,000	303,630
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2023	370,000	374,322
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2024	1,845,000	1,865,775
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2020	345,000	347,446
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2023	860,000	870,045
Puerto Rico Electric Power Authority Rev., “TT”, NATL, 5%, 7/01/2024	530,000	535,968
Puerto Rico Electric Power Authority Rev., “TT”, NATL, 5%, 7/01/2026	25,000	25,261
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2022	260,000	266,713
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2023	1,075,000	1,103,487
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2024	1,310,000	1,346,012
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2025	195,000	206,536
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2026	460,000	488,985
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/2020	110,000	109,527
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2021	15,000	14,980
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2021	380,000	386,813

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 12/01/2021	$235,000	$234,629
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2022	295,000	300,174
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2026	90,000	89,819
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2027	390,000	393,432
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2023	3,980,000	4,249,127
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	4,900,000	5,285,875
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2025	615,000	668,849
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	3,270,000	3,577,968
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	5,535,000	6,081,360
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	135,000	138,698
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2027	390,000	398,112
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	3,210,000	3,408,282
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	718,000	551,244
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	15,340,000	10,783,406
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	245,000	247,656
		$100,920,588
Rhode Island - 1.2%
Providence, RI, “A”, 5%, 1/15/2020	$1,625,000	$1,649,294
Providence, RI, “A”, 5%, 1/15/2021	1,000,000	1,047,540
Rhode Island Health & Educational Building Corp. Rev. (Lifespan Obligated Group), 5%, 5/15/2026	5,000,000	5,948,650
Rhode Island Health & Educational Building Corp. Rev. (Providence Public Building Authority), “A”, 5%, 5/15/2021	2,240,000	2,380,471
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 2.5%, 12/01/2019	4,590,000	4,605,147
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2020	2,000,000	2,090,680
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2021	880,000	948,094
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2022	550,000	609,103
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2026	950,000	1,138,575
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2027	800,000	972,152
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2028	1,000,000	1,228,800
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.8%, 12/01/2031	1,405,000	1,475,868
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	1,700,000	1,774,052
		$25,868,426
South Carolina - 0.7%
Charleston County, SC, Transportation Sales Tax, 5%, 11/01/2022	$3,095,000	$3,481,349
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	4,545,000	4,838,834
Scago, SC, Educational Facilities Installment Purchase Rev. (School District of Pickens County Project), 5%, 12/01/2023	1,300,000	1,501,305
Sumter, SC, Two School Facilities, Inc. (Sumter School District), BAM, 5%, 12/01/2024	1,000,000	1,163,960
Sumter, SC, Two School Facilities, Inc. (Sumter School District), BAM, 5%, 12/01/2025	1,500,000	1,783,125
Williamsburg County, SC, General Obligation Rev. (Capital Projects Sales & Use Tax), “B”, BAM, 5%, 3/01/2026	1,680,000	2,042,527
		$14,811,100
Tennessee - 1.1%
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2/01/2021	$720,000	$762,142
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2023	850,000	942,990
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2024	750,000	851,857
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2025	1,350,000	1,564,461
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2027	265,000	316,206
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2028	500,000	593,560
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 9/01/2028	490,000	577,921
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2029	1,450,000	1,713,218
Metropolitan Government of Nashville & Davidson County, TN, Electric System Rev., “B”, 5%, 5/15/2021	7,500,000	8,021,325
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2019	1,000,000	1,002,850
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 4%, 11/01/2049	8,500,000	9,431,770
		$25,778,300

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - 4.3%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2025	$2,790,000	$3,257,939
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2024	1,200,000	1,345,944
Brownsville, TX, Independent School District, “A”, Texas PSF, 5%, 2/15/2021	6,595,000	6,987,798
Brownsville, TX, Navigation District Rev., AGM, 5%, 3/01/2029	1,100,000	1,273,404
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), Texas PSF, 4%, 8/15/2023	900,000	993,330
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), Texas PSF, 5%, 8/15/2024	600,000	705,558
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), Texas PSF, 5%, 8/15/2026	1,475,000	1,810,076
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), Texas PSF, 5%, 8/15/2027	1,150,000	1,436,120
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), Texas PSF, 5%, 8/15/2028	1,190,000	1,516,369
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 3.375%, 12/01/2024	2,085,000	2,112,605
Decatur, TX, Hospital Authority Rev. (Wise Regional Health System), “A”, 4%, 9/01/2020	650,000	664,235
Decatur, TX, Hospital Authority Rev. (Wise Regional Health System), “A”, 5%, 9/01/2023	525,000	585,485
El Paso, TX, General Obligation, 4%, 8/15/2029	1,440,000	1,639,886
Fort Worth, TX, Water & Sewer Rev., Refunding & Improvement, 5%, 2/15/2020	2,940,000	3,001,740
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, 5%, 10/01/2027	6,000,000	7,537,500
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, 5%, 10/01/2028	9,000,000	11,491,290
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2020	575,000	599,852
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2021	1,000,000	1,075,470
Houston, TX, Airport System Rev., “B”, 5%, 7/01/2020	1,000,000	1,035,730
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/2020	475,000	486,699
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	1,010,000	1,105,980
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2020	705,000	723,979
Houston, TX, Airport System Rev., Subordinate Lien, “C”, 5%, 7/01/2024	4,000,000	4,651,080
Houston, TX, Airport System Rev., Subordinate Lien, “C”, 5%, 7/01/2025	1,000,000	1,188,300
Houston, TX, Airport System Rev., Subordinate Lien, “C”, 5%, 7/01/2026	3,000,000	3,633,030
Houston, TX, Higher Education Finance Corp. Refunding Rev. (Kipp, Inc.), “A”, Texas PSF, 4%, 2/15/2020	880,000	892,883
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2024	250,000	290,848
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2025	500,000	593,550
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2028	350,000	415,842
Lone Star College System, TX, 5%, 2/15/2027	3,750,000	4,576,613
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 2.6%, 11/01/2029	3,000,000	3,048,690
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5%, 2/15/2026	3,125,000	3,387,219
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “B-1”, 3.25%, 11/15/2022	30,000	29,999
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 4%, 4/01/2021	400,000	414,756
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System Rev., 5%, 6/01/2024	1,915,000	2,251,121
Prosper, TX, Independent School District, School Building, Texas PSF, 5%, 2/15/2029	600,000	780,198
Prosper, TX, Independent School District, School Building, Texas PSF, 5%, 2/15/2030	700,000	903,203
Regents of the University of North Texas Rev. Financing System, “A”, 5%, 4/15/2026	1,000,000	1,227,430
Tarrant County, TX, Cultural Education Facilities Finance Corp. Hospital Rev. (Scott & White Healthcare Project), “A”, 5%, 8/15/2022	1,160,000	1,287,588
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Foundation, Inc.), ETM, 5.75%, 11/15/2019	220,000	222,884
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2019	1,260,000	1,264,095
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2020	785,000	796,076
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2021	1,390,000	1,422,137
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2022	1,460,000	1,504,910
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2025	1,675,000	1,747,310
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckner Senior Living - Ventana Project), “B-3”, 3.875%, 11/15/2022	80,000	80,041
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2028	135,000	108,556
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2029	500,000	385,040

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Travis County, TX, Health Facilities Development Corp. First Mortgage Refunding Rev. (Longhorn Village Project), “A”, 7%, 1/01/2032 (Prerefunded 1/01/2021)	$1,715,000	$1,852,251
Travis County, TX, Health Facilities Development Corp. First Mortgage Refunding Rev. (Longhorn Village Project), “A”, 7.125%, 1/01/2046 (Prerefunded 1/01/2021)	2,215,000	2,396,121
Waco, TX, 5%, 2/01/2027	3,220,000	4,013,923
		$96,752,683
U.S. Virgin Islands - 0.7%
Virgin Islands Public Finance Authority Rev. (Federal Highway Grant Anticipation Loan Note), 5%, 9/01/2023	$1,500,000	$1,648,095
Virgin Islands Public Finance Authority Rev. (Federal Highway Grant Anticipation Loan Note), 5%, 9/01/2024	1,500,000	1,675,155
Virgin Islands Public Finance Authority Rev., “B”, AGM, 5%, 10/01/2019	5,000,000	5,027,800
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, AGM, 5%, 10/01/2025	3,595,000	3,807,500
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “B”, AGM, 5%, 10/01/2025	3,625,000	3,703,989
		$15,862,539
Utah - 0.5%
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2025	$1,990,000	$2,368,418
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2026	1,200,000	1,455,828
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2028	5,000,000	6,277,800
		$10,102,046
Vermont - 0.8%
Burlington, VT, Airport Rev., “A”, 5%, 7/01/2022	$1,575,000	$1,680,163
State of Vermont, Student Assistance Corp. Education Loan Rev., “A”, 5%, 6/15/2023	1,000,000	1,121,940
State of Vermont, Student Assistance Corp. Education Loan Rev., “A”, 5%, 6/15/2024	850,000	975,579
State of Vermont, Student Assistance Corp. Education Loan Rev., “A”, 5%, 6/15/2025	875,000	1,023,785
State of Vermont, Student Assistance Corp. Education Loan Rev., “A”, 5%, 6/15/2026	2,100,000	2,497,530
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2023	525,000	589,019
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2024	1,010,000	1,159,217
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2024	775,000	889,498
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	1,470,000	1,748,271
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	775,000	916,073
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	1,000,000	1,206,390
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2028	1,600,000	1,957,536
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2029	1,640,000	2,027,286
		$17,792,287
Virginia - 1.4%
Charles City County, VA, Economic Development Authority Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 8/01/2027 (Put Date 5/01/2022)	$475,000	$484,723
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 5/15/2020	2,175,000	2,242,925
Gloucester County, VA, Industrial Development Authority Rev. (Waste Management Disposal Services of Virginia, Inc.), “A”, 2.4%, 9/01/2038 (Put Date 5/02/2022)	410,000	418,376
King George County, VA, Industrial Development Authority Solid Waste Disposal Rev. (King George Landfill, Inc. Project), “A”, 2.5%, 6/01/2023 (Put Date 5/01/2020)	545,000	561,563
Portsmouth, VA, Refunding and Public Improvement, “A”, 5%, 2/01/2021	1,375,000	1,456,111
Sussex County, VA, Industrial Development Authority Solid Waste Disposal Rev. (Atlantic Waste Disposal, Inc. Project), “A”, 2.4%, 6/01/2028 (Put Date 5/01/2022)	475,000	484,676
Virginia Housing Development Authority Rev., Rental Housing, “A”, 1.9%, 3/01/2023	6,355,000	6,375,018
Virginia Public Building Authority, Public Facilities Rev., “A”, 5%, 8/01/2023	4,000,000	4,606,720
Virginia Public Building Authority, Public Facilities Rev., Matching Fund Loan Note, “B”, 5%, 8/01/2024	10,000,000	11,870,100
Virginia Small Business Financing Authority Rev. (Hampton University), 5%, 10/01/2020	1,150,000	1,200,612
Virginia Small Business Financing Authority Rev. (Hampton University), 5%, 10/01/2021	1,000,000	1,076,660
Virginia Small Business Financing Authority Rev. (Hampton University), 5%, 10/01/2022	750,000	831,638
		$31,609,122

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Washington - 2.6%
Energy Northwest, WA, Columbia Generating Station Electric Rev., “A”, 5%, 7/01/2023	$4,295,000	$4,933,366
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2020	2,230,000	2,306,154
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2021	2,455,000	2,629,035
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2022	2,000,000	2,211,380
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2023	1,500,000	1,707,495
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation, 3.5%, 12/15/2023	2,080,000	2,138,240
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation, 4%, 12/15/2028	4,015,000	4,267,784
Pierce County, WA, “A”, 5%, 7/01/2022	3,290,000	3,652,722
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), 5%, 6/01/2020	1,175,000	1,212,071
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), 5%, 6/01/2022	1,740,000	1,916,245
Seattle, WA, Port Rev., 5%, 4/01/2025	1,750,000	2,079,823
Seattle, WA, Port Rev., 5%, 4/01/2026	3,000,000	3,637,620
Seattle, WA, Port Rev., 5%, 4/01/2030	14,685,000	18,515,289
Seattle, WA, Port Rev., 5%, 4/01/2031	3,500,000	4,378,745
Washington Health Care Facilities Authority Rev. (Providence Health & Services), “B”, 5%, 10/01/2042 (Put Date 10/01/2021)	1,000,000	1,078,670
Washington Housing Finance Commission Nonprofit Housing Rev. (Emerald Heights Project), 5%, 7/01/2020	1,175,000	1,214,034
		$57,878,673
West Virginia - 1.2%
Harrison County, WV, Community Solid Waste Disposal Rev. (Monongahela Power Company), 3%, 10/15/2037	$10,000,000	$10,055,000
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2022	1,275,000	1,384,535
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Appalachian Power Company - Amos Project), “A”, 2.55%, 3/01/2040 (Put Date 4/01/2024)	4,000,000	4,108,240
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Wheeling Power Company - Mitchell Project), “A”, 3.067%, 6/01/2037	11,500,000	11,673,880
		$27,221,655
Wisconsin - 0.9%
Wisconsin Health & Educational Facilities Authority Rev. (Ascension Health Alliance Senior Credit Group), “B”, 5%, 11/15/2043 (Put Date 6/01/2021)	$5,000,000	$5,330,650
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/2022 (Prerefunded 7/15/2021)	6,000,000	6,448,380
Wisconsin Health & Educational Facilities Authority Rev. (Unity Point Health Facilities), “A”, 5%, 12/01/2020	800,000	839,448
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027	2,780,000	3,159,693
Wisconsin Public Finance Authority Solid Waste Disposal Refunding Rev. (Waste Management, Inc. Project), 2%, 7/01/2029 (Put Date 6/01/2021)	3,470,000	3,496,580
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2022	1,910,000	2,026,682
		$21,301,433
Total Municipal Bonds		$2,164,295,945
Other Municipal Bonds – 0.8%
Multi-Family Housing Revenue – 0.8%
Freddie Mac, VRDN, 1.63%, 6/15/2035	$17,890,000	$17,890,000
Bonds – 0.3%
Consumer Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2026 (n)	$7,427,000	$5,311,762
Investment Companies (h) - 3.4%
Money Market Funds – 3.4%
MFS Institutional Money Market Portfolio, 2.31% (v)	77,047,255	$77,047,255

Other Assets, Less Liabilities - (1.0)%		(21,773,172)
Net Assets - 100.0%		$2,242,771,790

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $77,047,255 and $2,187,497,707, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,311,762, representing 0.2% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SIFMA	Securities Industry & Financial Markets Assn.
SYNCORA	Syncora Guarantee Inc.
VRDN	Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$2,182,185,945	$—	$2,182,185,945
U.S. Corporate Bonds	—	5,311,762	—	5,311,762
Mutual Funds	77,047,255	—	—	77,047,255
Total	$77,047,255	$2,187,497,707	$—	$2,264,544,962
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,871,874	$253,202,069	$185,026,577	$(352)	$241	$77,047,255
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$310,638	$—